UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 5/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                        as of May 31, 2016 (Unaudited)

Deutsche Diversified Market Neutral Fund

	Shares	Value ($)
Long Positions 154.7%

Common Stocks 89.5%
Consumer Discretionary 9.4%
Auto Components 1.2%
Autoliv, Inc. (SDR) (a)	4,000	484,814
Valeo SA	3,000	452,793
		937,607
Hotels, Restaurants & Leisure 1.3%
Penn National Gaming, Inc.* (a)	17,000	266,390
TUI AG	50,000	758,827
		1,025,217
Media 2.0%
ITV PLC	200,000	622,211
Omnicom Group, Inc. (a)	11,839	986,544
		1,608,755
Specialty Retail 2.5%
Best Buy Co., Inc. (a)	11,014	354,320
Outerwall, Inc. (a)	20,750	855,938
WH Smith PLC	30,000	760,818
		1,971,076
Textiles, Apparel & Luxury Goods 2.4%
adidas AG	6,000	768,730
Pandora AS	8,000	1,188,984
		1,957,714
Consumer Staples 11.8%
Beverages 1.6%
Coca-Cola European Partners PLC	13,700	531,697
PepsiCo, Inc. (b)	7,450	753,716
		1,285,413
Food & Staples Retailing 4.0%
Koninklijke Ahold NV	45,000	996,879
Kroger Co. (a)	30,550	1,092,468
Wal-Mart Stores, Inc. (a) (b)	16,200	1,146,636
		3,235,983
Food Products 2.4%
Dean Foods Co. (a)	24,000	438,720
Fresh Del Monte Produce, Inc. (a)	12,000	628,440
Marine Harvest ASA*	50,000	834,967
		1,902,127
Household Products 2.0%
Energizer Holdings, Inc. (a)	13,000	615,290
Svenska Cellulosa AB SCA "B"	30,000	960,276
		1,575,566
Personal Products 0.5%
Herbalife Ltd.* (b)	6,500	376,285
Tobacco 1.3%
Imperial Brands PLC	20,000	1,089,449
Energy 6.0%
Energy Equipment & Services 0.7%
Oil States International, Inc.*	11,500	377,890
Weatherford International PLC* (a)	41,350	231,974
		609,864
Oil, Gas & Consumable Fuels 5.3%
Antero Resources Corp.* (b)	37,400	1,085,722
CONSOL Energy, Inc. (a)	32,354	496,957
Marathon Petroleum Corp.	4,906	170,876
Memorial Resource Development Corp.* (b)	80,500	1,271,900
Oasis Petroleum, Inc.* (a)	78,250	785,630
SM Energy Co. (a)	13,200	416,064
		4,227,149
Financials 16.2%
Banks 3.7%
Barclays PLC	330,000	871,790
CIT Group, Inc.	11,000	376,860
Credit Agricole SA	60,000	602,500
OFG Bancorp.	32,000	292,480
Talmer Bancorp., Inc. "A"	29,150	581,251
Wells Fargo & Co.	3,776	191,519
		2,916,400
Capital Markets 7.2%
Affiliated Managers Group, Inc.* (b)	4,650	806,868
Ameriprise Financial, Inc. (b)	8,500	864,195
BlackRock, Inc. (a)	3,300	1,200,705
KCG Holdings, Inc. "A"*	6,000	84,420
LPL Financial Holdings, Inc. (a)	20,000	557,800
SEI Investments Co. (a)	15,000	771,600
TD Ameritrade Holding Corp. (a)	21,000	686,070
Waddell & Reed Financial, Inc. "A" (a)	35,300	754,361
		5,726,019
Consumer Finance 0.5%
Santander Consumer U.S.A. Holdings, Inc.* (a)	31,950	410,877
Diversified Financial Services 0.6%
CME Group, Inc.	5,100	499,239
Insurance 2.9%
Allstate Corp.	5,741	387,575
Arch Capital Group Ltd.*	3,000	217,980
eHealth, Inc.*	36,000	497,520
Everest Re Group Ltd.	1,250	223,888
Prudential Financial, Inc.	3,762	298,138
The Travelers Companies, Inc.	3,300	376,662
Willis Towers Watson PLC	2,686	343,862
		2,345,625
Real Estate Investment Trusts 1.1%
SL Green Realty Corp. (REIT)	4,000	405,440
Summit Hotel Properties, Inc. (REIT)	43,000	503,100
		908,540
Real Estate Management & Development 0.2%
CBRE Group, Inc. "A"*	6,232	186,025
Health Care 9.0%
Biotechnology 0.8%
Alnylam Pharmaceuticals, Inc.* (a)	3,725	267,157
Gilead Sciences, Inc.	2,000	174,120
Natera, Inc.*	6,000	82,740
Spectrum Pharmaceuticals, Inc.* (a)	12,000	89,880
		613,897
Health Care Equipment & Supplies 3.3%
Boston Scientific Corp.* (b)	44,800	1,017,408
C.R. Bard, Inc.	1,300	284,752
Sonova Holding AG (Registered)	8,000	1,068,008
Stryker Corp. (a)	2,500	277,900
		2,648,068
Health Care Providers & Services 1.0%
Fresenius SE & Co. KGaA	11,000	830,182
Health Care Technology 0.6%
IMS Health Holdings, Inc.* (a)	19,500	509,145
Pharmaceuticals 3.3%
Lannett Co., Inc.* (a)	6,500	158,535
Novartis AG (Registered)	4,500	357,193
Recordati SpA	37,500	1,107,365
Roche Holding AG (ADR) (a)	6,244	205,303
Sanofi	10,000	819,912
		2,648,308
Industrials 9.5%
Aerospace & Defense 1.8%
Safran SA	12,000	841,164
Triumph Group, Inc. (a)	15,000	565,950
		1,407,114
Airlines 0.8%
easyJet PLC	30,000	666,096
Building Products 0.5%
Continental Building Products, Inc.*	11,000	252,010
Owens Corning (a)	3,000	153,210
		405,220
Commercial Services & Supplies 1.0%
Intrum Justitia AB	18,000	629,898
Stericycle, Inc.*	1,700	166,583
		796,481
Industrial Conglomerates 0.5%
Danaher Corp. (a)	4,471	439,768
Machinery 2.4%
Cargotec Oyj "B" (a)	12,300	476,396
Caterpillar, Inc. (a)	5,500	398,805
Duerr AG	8,000	621,215
Global Brass & Copper Holdings, Inc.	16,000	436,640
		1,933,056
Professional Services 2.0%
Teleperformance	15,000	1,308,143
Verisk Analytics, Inc.*	3,783	300,332
		1,608,475
Road & Rail 0.5%
CSX Corp.	5,458	144,255
Norfolk Southern Corp.	1,165	97,930
Union Pacific Corp.	1,624	136,724
		378,909
Information Technology 17.3%
Communications Equipment 1.4%
ARRIS International PLC*	6,000	144,600
Cisco Systems, Inc.	3,500	101,675
Nokia Oyj*	160,000	912,907
		1,159,182
Electronic Equipment, Instruments & Components 1.9%
Flextronics International Ltd.* (b)	34,000	423,300
Ingenico Group SA	7,000	852,847
TTM Technologies, Inc.* (a)	31,000	242,730
		1,518,877
Internet Software & Services 2.2%
Blucora, Inc.*	16,000	143,680
Rightmove PLC	14,000	856,496
United Internet AG (Registered)	16,000	754,644
		1,754,820
IT Services 2.6%
Atos SE	11,000	1,016,584
PayPal Holdings, Inc.*	4,400	166,276
Wirecard AG	20,000	889,230
		2,072,090
Semiconductors & Semiconductor Equipment 7.4%
Analog Devices, Inc. (b)	18,800	1,099,800
Cree, Inc.* (a)	9,500	228,760
Dialog Semiconductor PLC*	28,000	888,830
Lam Research Corp. (b)	13,250	1,097,232
Teradyne, Inc. (a)	10,350	205,034
Texas Instruments, Inc. (b)	23,500	1,424,100
Xilinx, Inc. (a)	21,050	997,559
		5,941,315
Software 1.1%
Microsoft Corp.	9,000	477,000
Playtech PLC	35,500	436,782
		913,782
Technology Hardware, Storage & Peripherals 0.7%
Apple, Inc.	5,350	534,251
Materials 2.2%
Chemicals 0.7%
K+S AG (Registered) (a)	22,500	555,268
Construction Materials 0.5%
HeidelbergCement AG	5,000	427,758
Metals & Mining 1.0%
Steel Dynamics, Inc. (b)	30,450	751,811
Telecommunication Services 1.5%
Diversified Telecommunication Services 0.6%
Iliad SA	2,000	438,273
Wireless Telecommunication Services 0.9%
Freenet AG	27,000	744,280
Utilities 6.3%
Electric Utilities 4.1%
Duke Energy Corp.	2,500	195,575
Enel SpA	180,000	815,929
Iberdrola SA	163,200	1,106,939
Red Electrica Corporacion SA	12,000	1,068,678
WEC Energy Group, Inc. (a)	1,089	65,493
		3,252,614
Gas Utilities 0.2%
Southwest Gas Corp. (a)	2,900	201,347
Independent Power & Renewable Eletricity Producers 0.9%
Talen Energy Corp.* (a)	64,000	736,000
Multi-Utilities 1.1%
CMS Energy Corp. (a)	6,150	257,193
Engie SA	40,000	616,185
		873,378
Total Common Stocks (Cost $71,270,252)		71,554,695
Preferred Stock 1.0%
Consumer Staples 1.0%
Household Products 1.0%
Henkel AG & Co. KGaA (Cost $800,908)	7,000	815,851
Closed-End Investment Company 0.6%
BB Biotech AG (Registered) (a) (Cost $486,163)	10,000	495,976
	Principal Amount ($)	Value ($)
Corporate Bonds 7.5%
Financials 7.5%
Bank of Montreal, 144A, 1.95%, 1/30/2017	1,000,000	1,005,736
Bank of Nova Scotia, REG S, 2.15%, 8/3/2016	1,000,000	1,002,345
Nordea Eiendomskreditt AS, REG S, 2.125%, 9/22/2016	1,000,000	1,003,614
Royal Bank of Canada, 1.125%, 7/22/2016 (a)	1,000,000	1,000,520
Toronto-Dominion Bank, 144A, 1.625%, 9/14/2016	1,000,000	1,002,529
Westpac Banking Corp., 144A, 2.45%, 11/28/2016	1,000,000	1,007,063
Total Corporate Bonds (Cost $6,019,917)		6,021,807
Government & Agency Obligations 10.0%
Other Government Related 3.7%
KFW, 0.79% ***, 12/29/2017	2,000,000	1,999,362
Landeskreditbank Baden-Wuerttemberg Foerderbank, REG S, 0.625%, 1/26/2017	1,000,000	998,423
		2,997,785
Sovereign Bonds 6.3%
Caisse Francaise de Financement Local, 5.25%, 2/16/2017	500,000	514,008
Canada Government International Bond, 0.875%, 2/14/2017	1,500,000	1,500,525
Government of Netherlands, REG S, 1.00%, 2/24/2017	2,000,000	2,002,208
Kingdom of Sweden, REG S, 0.625%, 9/19/2016	1,000,000	999,696
		5,016,437
Total Government & Agency Obligations (Cost $8,017,389)		8,014,222
Short-Term U.S. Treasury Obligations 21.8%
U.S. Treasury Bills: 0.197% **, 6/30/2016 (b)	1,500,000	1,499,696
0.425% **, 10/13/2016 (b)	5,000,000	4,992,375
0.518% **, 2/2/2017 (b)	4,000,000	3,985,296
0.586% **, 1/5/2017 (b)	2,000,000	1,994,594
0.591% **, 3/2/2017 (b)	5,000,000	4,978,790
Total Short-Term U.S. Treasury Obligations (Cost $17,447,923)		17,450,751
	Shares	Value ($)
Securities Lending Collateral 23.6%
Daily Assets Fund "Capital Shares", 0.48% (c) (d) (Cost $18,913,163)	18,913,163	18,913,163
Cash Equivalents 1.0%
Deutsche Central Cash Management Government Fund, 0.39% (c) (Cost $785,431)	785,431	785,431
	% of Net Assets	Value ($)
Total Long Positions (Cost $123,741,146)	154.7	124,051,896
Other Assets and Liabilities, Net	32.3	25,885,171
Securities Sold Short	(87.0)	(69,738,387)
Net Assets	100.0	80,198,680

†	The cost for federal income tax purposes was $124,334,452. At May 31, 2016, net unrealized depreciation for all securities based on tax cost was $282,556. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,841,035 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,123,591.

	Shares	Value ($)
Common Stocks Sold Short 86.9%
Consumer Discretionary 9.0%
Diversified Consumer Services 0.6%
Sotheby's	15,000	448,500
Hotels, Restaurants & Leisure 0.8%
Accor SA	15,000	652,653
Household Durables 0.5%
Electrolux AB "B"	16,000	429,283
Internet & Catalog Retail 0.2%
Ocado Group PLC	50,000	195,889
Leisure Products 0.3%
Arctic Cat, Inc.	15,000	236,700
Media 4.7%
Axel Springer SE	11,000	625,666
Informa PLC	50,000	492,439
Liberty Braves Group "A"	1,580	24,585
Liberty Media Group "A"	3,950	76,946
Liberty SiriusXM Group "A"	15,800	503,862
Mediaset SpA	150,000	669,259
UBM PLC	80,000	682,462
Walt Disney Co.	6,914	686,007
		3,761,226
Specialty Retail 1.9%
Barnes & Noble, Inc.	75,800	881,554
Kingfisher PLC	120,000	638,201
		1,519,755
Consumer Staples 12.0%
Beverages 1.8%
Coca-Cola Co.	5,450	243,070
Constellation Brands, Inc. "A"	7,950	1,217,542
		1,460,612
Food & Staples Retailing 6.5%
Andersons, Inc.	18,500	661,930
Carrefour SA	25,584	693,148
Jeronimo Martins SGPS SA	50,000	810,009
Metro AG	20,000	657,131
Sysco Corp.	25,150	1,209,967
Whole Foods Market, Inc.	37,050	1,198,568
		5,230,753
Household Products 1.0%
Church & Dwight Co., Inc.	5,250	517,020
Procter & Gamble Co.	2,750	222,860
		739,880
Personal Products 1.8%
Beiersdorf AG	8,500	772,491
Unilever PLC	15,000	683,476
		1,455,967
Tobacco 0.9%
Altria Group, Inc.	11,409	726,069
Energy 7.1%
Energy Equipment & Services 1.1%
Dril-Quip, Inc.	10,242	625,069
Frank's International NV	18,434	295,129
		920,198
Oil, Gas & Consumable Fuels 6.0%
Apache Corp.	28,450	1,625,633
Koninklijke Vopak NV	16,000	833,687
Newfield Exploration Co.	18,550	756,283
World Fuel Services Corp.	21,175	973,415
WPX Energy, Inc.	57,722	593,959
		4,782,977
Financials 16.8%
Banks 3.4%
Banco Bilbao Vizcaya Argentaria SA	130,000	862,226
BNP Paribas SA	11,000	609,082
JPMorgan Chase & Co.	3,338	217,871
PNC Financial Services Group, Inc.	11,350	1,018,549
		2,707,728
Capital Markets 7.2%
American Capital Ltd.	44,000	706,640
Eaton Vance Corp.	20,000	727,200
Franklin Resources, Inc.	25,000	933,750
Legg Mason, Inc.	33,508	1,156,026
NorthStar Asset Management Group, Inc.	80,900	1,012,059
Raymond James Financial, Inc.	21,950	1,230,736
		5,766,411
Diversified Financial Services 0.8%
CBOE Holdings, Inc.	10,000	636,500
Insurance 3.3%
Assured Guaranty Ltd.	30,450	818,800
Hartford Financial Services Group, Inc.	4,946	223,411
Loews Corp.	26,500	1,072,720
Validus Holdings Ltd.	11,200	545,328
		2,660,259
Real Estate Investment Trusts 1.2%
Altisource Residential Corp. (REIT)	49,800	498,996
Senior Housing Properties Trust (REIT)	23,000	429,640
		928,636
Real Estate Management & Development 0.2%
The RMR Group, Inc. "A"	6,095	180,656
Thrifts & Mortgage Finance 0.7%
Nationstar Mortgage Holdings, Inc.	44,600	569,096
Health Care 11.4%
Biotechnology 1.6%
Amgen, Inc.	5,695	899,525
PTC Therapeutics, Inc.	50,000	408,000
		1,307,525
Health Care Equipment & Supplies 4.3%
DexCom, Inc.	11,300	728,737
Essilor International SA	7,600	992,328
GN Store Nord AS	44,000	899,128
The Cooper Companies, Inc.	4,950	805,910
		3,426,103
Health Care Providers & Services 0.9%
Fresenius Medical Care AG & Co. KgaA	8,000	694,294
Health Care Technology 1.2%
Allscripts Healthcare Solutions, Inc.	71,929	970,322
Life Sciences Tools & Services 0.7%
Illumina, Inc.	4,040	585,113
Pharmaceuticals 2.7%
Akorn, Inc.	8,150	243,603
AstraZeneca PLC	7,100	414,211
GlaxoSmithKline PLC	40,000	837,146
STADA Arzneimittel AG	13,000	692,269
		2,187,229
Industrials 8.8%
Aerospace & Defense 0.7%
United Technologies Corp.	5,800	583,364
Air Freight & Logistics 0.8%
CH Robinson Worldwide, Inc.	8,754	656,375
Commercial Services & Supplies 0.5%
G4S PLC	160,000	433,114
Construction & Engineering 0.5%
Hochtief AG	3,000	379,525
Machinery 3.1%
IDEX Corp.	10,400	866,736
IMI PLC	40,000	582,237
Sulzer AG (Registered)	7,000	617,606
Wartsila Oyj Abp	10,500	435,185
		2,501,764
Professional Services 2.3%
Acacia Research Corp.	67,000	345,720
Bureau Veritas SA	55,000	1,182,302
ManpowerGroup, Inc.	3,500	279,125
		1,807,147
Road & Rail 0.9%
Avis Budget Group, Inc.	12,600	378,000
Hertz Global Holdings, Inc.	32,850	318,317
		696,317
Information Technology 14.1%
Communications Equipment 1.2%
Telefonaktiebolaget LM Ericsson "B"	124,500	959,719
Semiconductors & Semiconductor Equipment 8.9%
Aixtron SE	15,000	94,381
Applied Materials, Inc.	41,800	1,020,756
ASML Holding NV	10,000	994,709
Intel Corp.	23,233	733,930
Marvell Technology Group Ltd.	129,300	1,322,739
Maxim Integrated Products, Inc.	35,750	1,357,070
Microchip Technology, Inc.	14,550	751,944
STMicroelectronics NV	145,000	864,752
		7,140,281
Software 2.8%
Gemalto NV	5,000	305,589
SAP SE	10,000	811,790
SS&C Technologies Holdings, Inc.	7,750	477,322
Workday, Inc. "A"	8,150	618,096
		2,212,797
Technology Hardware, Storage & Peripherals 1.2%
EMC Corp.	34,500	964,275
Materials 1.3%
Chemicals 0.8%
BASF SE	8,000	618,011
Metals & Mining 0.5%
Allegheny Technologies, Inc.	34,950	432,681
Telecommunication Services 1.6%
Diversified Telecommunication Services 1.6%
Orange SA	35,000	608,091
Telia Co. AB	150,000	702,973
		1,311,064
Utilities 4.8%
Electric Utilities 1.0%
Eversource Energy	4,010	221,512
Fortum Oyj	40,000	599,941
		821,453
Independent Power & Renewable Eletricity Producers 1.2%
AES Corp.	22,163	245,788
Drax Group PLC	150,000	671,310
		917,098
Multi-Utilities 2.6%
Dominion Resources, Inc.	4,250	307,062
MDU Resources Group, Inc.	17,450	399,081
National Grid PLC	75,223	1,097,119
RWE AG	20,000	261,807
		2,065,069
Total Common Stocks Sold Short (Proceeds $72,112,994)		69,680,388
Rights Sold Short 0.1%
Consumer Discretionary 0.0%
Media 0.0%
Liberty Braves Group, Expiration Date 6/16/2016	743	1,626
Consumer Staples 0.1%
Safeway Casa Ley, Expiration Date 1/30/2018	52,997	53,787
Safeway PDC LLC, Expiration Date 1/30/2017	52,997	2,586
		56,373
Total Rights Sold Short (Cost $56,373)		57,999
Total Position Sold Short (Proceeds $72,169,367)		69,738,387

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
***	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2016.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2016 amounted to $18,441,271, which is 23.0% of net assets.
(b)	All or a portion of these securities are pledged as collateral for short sales.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipt
As of May 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
NOK	5,500,000	USD	674,411	6/6/2016	16,962	State Street Bank and Trust
SEK	5,400,000	USD	668,302	6/7/2016	20,814	State Street Bank and Trust
EUR	5,140,000	USD	5,847,925	6/6/2016	128,198	State Street Bank and Trust
EUR	5,140,000	USD	5,729,193	7/11/2016	2,406	State Street Bank and Trust
CHF	1,400,000	USD	1,413,425	7/11/2016	2,444	State Street Bank and Trust
SEK	5,400,000	USD	648,629	7/11/2016	226	State Street Bank and Trust
DKK	1,850,000	USD	277,235	7/11/2016	105	State Street Bank and Trust
DKK	1,850,000	USD	282,519	6/6/2016	5,735	State Street Bank and Trust
CHF	1,400,000	USD	1,450,083	6/6/2016	41,406	State Street Bank and Trust
Total unrealized appreciation					218,296
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
NOK	5,500,000	USD	656,215	7/11/2016	(1,171)	State Street Bank and Trust
USD	1,482,382	GBP	1,015,000	7/11/2016	(11,904)	State Street Bank and Trust
USD	1,481,952	GBP	1,015,000	6/6/2016	(11,854)	State Street Bank and Trust
Total unrealized depreciation					(24,929)

Currency Abbreviations
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great British Pound
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$40,054,455	$31,500,240	$—	$71,554,695
Preferred Stock	—	815,851	—	815,851
Closed-End Investment Company	—	495,976	—	495,976
Corporate Bonds	—	6,021,807	—	6,021,807
Government & Agency Obligations (e)	—	8,014,222	—	8,014,222
Short-Term U.S. Treasury Obligations	—	17,450,751	—	17,450,751
Short-Term Investments (e)	19,698,594	—	—	19,698,594
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	218,296	—	218,296
Total	$59,753,049	$64,517,143	$—	$124,270,192
Liabilities	Level 1	Level 2	Level 3	Total
Common Stocks Sold Short, at Value	$(42,623,749)	$(27,056,639)	$—	$(69,680,388)
Rights Sold Short, at Value	(1,626)	—	(56,373)	(57,999)
Derivatives (f)
Forward Foreign Currency Exchange Contracts	—	(24,929)	—	(24,929)
Total	$(42,625,375)	$(27,081,568)	$(56,373)	$(69,763,316)

There have been no transfers between fair value measurement levels during the period ended May 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on forward foreign currency exchange contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of May 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Forward Currency Contracts
Foreign Exchange Contracts	$ 193,367

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Diversified Market Neutral Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	July 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 22, 2016